Document and Entity Information	Apr. 20, 2026
Cover [Abstract]
Entity Registrant Name	ANAPTYSBIO, INC
Amendment Flag	true
Entity Central Index Key	0001370053
Document Type	8-K/A
Document Period End Date	Apr. 20, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-37985
Entity Tax Identification Number	20-3828755
Entity Address, Address Line One	10770 Wateridge Circle
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	362-6295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	ANAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	In this Amendment No. 1 the Company amends the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on April 20, 2026 (the “Original Form 8-K”) that reported the completion of the Spin-Off. The Original Form 8-K did not include the unaudited pro forma financial information of the Company reflecting the performance of the Company’s businesses after giving effect to the Spin-Off. This Amendment No. 1 to the Original Form 8-K is being filed to include such pro forma financial information as required under Item 9.01(b) of Form 8-K.